DISCONTINUED OPERATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

NOTE 9 – DISCONTINUED OPERATIONS

On November 6, 2020, the Company executed a Separation Agreement (see Note 4 – Separation Agreement), whereby the Company transferred its Legacy Business and the related assets and liabilities to EPH, a related party and equity method investee.

ASC 205-20 “Discontinued Operations” establishes that the disposal or abandonment of a component of an entity or a group of components of an entity should be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s unaudited operations and financial results. As a result, the component’s results of operations have been reclassified as discontinued operations on a retrospective basis for the period ended September 30, 2020. There were no results of operations from the component in the current period. As of September 30, 2021, there were no assets or liabilities held associated with this business. The results of operations of this component, for all periods, are separately reported as “discontinued operations” on the unaudited condensed statements of operations.

As disclosed in Note 4 – Separation Agreement, the Company sold its equity interest in EPH as of March 31, 2021. There have been no transactions between the Company and EPH since the Separation Agreement.

A reconciliation of the major classes of line items constituting the income (loss) from discontinued operations, net of income taxes as is presented in the consolidated statements of operations for the three and nine month ended September 30, 2021 and 2020, are summarized below:

Reconciliation of revenue and expense items in discontinued operations in the unaudited condensed statements of operations:

	For the Three Months Ended	For the Nine Months Ended
	September 30,	September 30,
	2020	2020

REVENUES	$191,199	$541,197

OPERATING EXPENSES
Payroll and related expenses	106,310	320,463
General and administrative	13,562	51,375
Total operating expenses	119,872	371,838
Operating Income	71,327	169,359
Financing costs including interest	(15,271)	(42,395)
OTHER EXPENSE	(15,271)	(42,395)
INCOME FROM DISCONTINUED OPERATIONS	$56,056	$126,964

Reconciliation of cash flows from operating activities and financing activities on the unaudited condensed statements of cash flows:

Nine Months ended
September 30,
2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net income from discontinued operations	$126,964
Adjustments to reconcile net income to net cash provided by discontinued operations:
Changes in operating assets and liabilities
Increase in accounts payable and accrued expenses	22,500
Increase in accrued interest - related party	42,395
Net cash provided by operating activities	276,649

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from promissory notes - related parties	290,373
Net cash provided by financing activities	290,373

Net cash provided by discontinued operations	$482,232

NOTE 9 – DISCONTINUED OPERATIONS

On November 6, 2020, the Company executed a Separation Agreement (see Note 4 – Separation Agreement), whereby the Company transferred its Legacy Business and the related assets and liabilities to EPH, a related party and equity method investee.

ASC 205-20 “Discontinued Operations” establishes that the disposal or abandonment of a component of an entity or a group of components of an entity should be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. As a result, the component’s results of operations have been reclassified as discontinued operations on a retrospective basis for all periods presented. Accordingly, the liabilities forgiven or assumed by EPH in connection with the Separation Agreement separately reported as “liabilities held for disposal” as of December 31, 2019. As of December 31, 2020, there were no assets held associated with this business. The results of operations of this component, for all periods, are separately reported as “discontinued operations” on the consolidated statements of operations.

As disclosed in Note 5, the Company retained its equity interest in EPH as of December 31, 2020. This equity interest has been accounted for as an equity method investment for all periods. There have been no transactions between the Company and EPH since the Separation Agreement.

A reconciliation of the major classes of line items constituting the income (loss) from discontinued operations, net of income taxes as is presented in the consolidated statements of operations for the years ended December 31, 2020, and 2019 are summarized below:

Reconciliation of liabilities included in current liabilities held for disposal on the consolidated balance sheet:

	Year ended December 31,
	2020	2019
Carrying amounts of major classes of liabilities included as part of liabilities held for disposal
Accounts payable and accrued expenses	$-	$15,000
Accrued interest - related parties	-	15,426
Notes payable - related parties	-	788,500
Total liabilities included in the liabilities held for disposal	$-	$818,926

Reconciliation of revenue and expense items in discontinued operations on the consolidated statement of operations:

	Year ended December 31,
	2020	2019

REVENUES	$541,200	$916,667

OPERATING EXPENSES
Payroll and related expenses	515,741	835,183
Professional fees	-	7,500
General and administrative	53,398	106,256
Total Operating Expenses	569,139	948,939
Financing costs including interest	46,967	15,426
Gain on debt extinguishment	(1,032,160)	-
INCOME (LOSS) FROM DISCONTINUED OPERATIONS	$957,254	$(47,698)

Reconciliation of cash flows from operating activities and financing activities on the consolidated statement of cash flow:

	Year ended December 31,
	2020	2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss) from Discontinued Operations	$957,254	$(47,698)
Adjustments to reconcile net loss to net cash provided by discontinued operations:
Gain on forgiveness or assumption of promissory notes and accrued expenses	(1,032,160)	-
Changes in operating assets and liabilities
Increase in accounts payable and accrued expenses	22,500	15,000
Increase in contract liabilities - related party	-	(117,667)
Increase in accrued interest - related party	46,967	15,426
Net cash used in operating activities	(5,439)	(134,939)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from promissory notes - related parties	338,373	788,500
Repayments on promissory notes - related parties	(1,590)	-
Net cash provided by financing activities	336,783	788,500

Net cash provided by discontinued operations	$331,344	$653,561